Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital Reserves and Other Equity Interest Text Block [Abstract]
Schedule of share capital
	Number of shares December 31
	Authorized 2022	Issued and paid 2022	Authorized 2021	Issued and paid 2021
Ordinary shares of no par value	60,000,000	11,781,963	60,000,000	10,943,534

Schedule of summarizes the movement in share capital
	Ordinary shares
	2022	2021

Issued and paid-in share capital as at January 1	10,943,534	5,582,922
Issued for services during the period	85,449	-
Vested RSU	107,980	-
Issued for cash during the period	-	2,000,000
Exercise of share warrants and options during the year	645,000	3,083,940
Conversion of SAFE instruments	-	276,672
Issued and paid-in share capital as at December 31	11,781,963	10,943,534